Intangibles assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Intangible Assets, Goodwill, and Accumulated Amortization
Changes in the carrying amount of intangible assets, goodwill, and accumulated amortization for the years ended December 31, 2019 and 2018 are analysed in the following tables.

	Trademarks patents and other	Software	Goodwill	Total
Cost as at December 31, 2017	13,896	28,926	3,846	46,668
Additions	169	711	—	880
Disposals	(3)	(42)	—	(45)
Effect of translation adjustments	(41)	22	101	82

Cost as at December 31, 2018	14,021	29,617	3,947	47,585
Additions	66	847	—	913
Disposals	—	—	—	—
Effect of translation adjustments	(1)	7	121	127

Cost as at December 31, 2019	14,086	30,471	4,068	48,625

Accumulated amortization as at December 31, 2017	(13,579)	(27,252)	—	(40,831)
Amortisation	(158)	(752)	—	(910)
Disposals	1	42	—	43
Effect of translation adjustments	27	(22)	—	5

Accumulated amortization as at December 31, 2018	(13,709)	(27,984)	—	(41,693)
Amortisation	(150)	(767)	—	(917)
Disposals	—	—	—	—
Effect of translation adjustments	225	(219)	—	6

Accumulated amortization as at December 31, 2019	(13,634)	(28,970)	—	(42,604)

Net book value as at December 31, 2017	317	1,674	3,846	5,837

Net book value as at December 31, 2018	312	1,633	3,947	5,892

Net book value as at December 31, 2019	452	1,501	4,068	6,021

Summary of Inputs and Assumptions Used in Performing Impairment Test for Intangible Assets and Goodwill
The key inputs and assumptions that were used in performing the 2019 and 2018 impairment tests for goodwill are as follows.

December	31, 2019

CGU	Net book value after impairment test	Growth rate	WACC	Sales CAGR 2020-2024
Italy – retail stores	1,921	1.0%	9.05%	8.5%
Mexico – retail stores	2,147	3.4%	13.92%	9.3%

Total goodwill	4,068

December 31, 2018

CGU	Net book value after impairment test	Growth rate	WACC	Sales CAGR 2019–2023
Italy – retail stores	1,921	0.5%	11%	6%
Mexico – retail stores	2,026	0.5%	18%	8.5%

Total goodwill	3,947